Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Other Significant Policies
The following table identifies our other significant accounting policies and the note and page where a detailed description of each policy can be found:

Fair Value	Note	2	Page
Investment Securities	Note	3	Page
Loans and Leases	Note	4	Page
Goodwill and Other Intangible Assets	Note	5	Page
Derivative Financial Instruments	Note	10	Page
Offsetting Arrangements	Note	11	Page
Contingencies	Note	13	Page
Variable Interest Entities	Note	14	Page
Regulatory Capital	Note	16	Page
Equity-Based Compensation	Note	18	Page
Income Taxes	Note	22	Page
Earnings Per Common Share	Note	23	Page
Revenue from Contracts with Customers	Note	25	Page

Recent Accounting Developments
Recent Accounting Developments

Relevant standards that were recently issued but not yet adopted as of December 31, 2018:
Standard	Description	Date of Adoption	Effects on the financial statements or other significant matters
ASU 2016-02, Leases (Topic 842) and relevant amendments
The standard represents a wholesale change to lease accounting and requires all leases, other than short-term leases, to be reported on balance sheet through recognition of a right-of-use asset and a corresponding liability for future lease obligations. The standard also requires extensive disclosures for assets, expenses, and cash flows associated with leases, as well as a maturity analysis of lease liabilities.
January 1, 2019
We have adopted the new standard as of January 1, 2019. Upon adoption of the standard, we recognized the required right-of-use assets of approximately $0.9 billion and lease liabilities of approximately $1.1 billion. This increase largely relates to the present value of future minimum lease payments due under existing operating leases of office space. No material changes are expected to the recognition of lease expenses in the Consolidated Statement of Income. We adopted the standard by applying the transition method whereby comparative periods will not be restated, and no material adjustment to retained earnings was required. For adoption we elected the standard’s package of three practical expedients, and (1) have not reassessed whether any expired or existing contracts are or contain leases, (2) have not reassessed the lease classification for any expired or existing leases, and (3) have not reassessed initial direct costs for any existing leases. In addition, we made an accounting policy election not to apply the recognition requirements to short-term leases, and have elected the practical expedient to not separate lease and nonlease components.

ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
The standard replaces the existing incurred loss impairment guidance and requires immediate recognition of expected credit losses for financial assets carried at amortized cost, including trade and other receivables, loans and commitments, held-to-maturity debt securities and other financial assets, held at the reporting date to be measured based on historical experience, current conditions and reasonable supportable forecasts. The standard also amends existing impairment guidance for available-for-sale securities, and credit losses will be recorded as an allowance versus a write-down of the amortized cost basis of the security and will allow for a reversal of impairment loss when the credit of the issuer improves. The guidance requires a cumulative effect of initial application to be recognized in retained earnings at the date of initial application.
January 1, 2020, early adoption permitted
We are continuing to assess the impact of the standard on our consolidated financial statements. We have established a steering committee to provide cross-functional governance over the project plan and key decisions, and are continuing to develop key accounting policies, assess existing credit loss models and processes against the new guidance and address data requirements and sources to ensure that the expected credit losses are calculated in accordance with the standard. We continue to develop and test new and modified credit loss models and based on our analysis to date, we expect the recognition of credit losses to accelerate under the new standard. We are continuing to assess the extent of the impact on the allowance for credit losses which will be impacted by our portfolio and the macroeconomic factors on the date of adoption. We plan to adopt the new guidance on January 1, 2020.

ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
The standard simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. The ASU requires an entity to compare the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying value exceeds the fair value of the reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss.
		January 1, 2020, early adoption permitted	We are evaluating the impacts of early adoption, and will apply this standard prospectively upon adoption.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium amortization on Purchased Callable Debt Securities
The standard shortens the amortization period for certain purchased callable debt securities to the earliest call date. The standard does not impact debt securities which are held at a discount. The guidance requires a cumulative effect of initial application to be recognized in retained earnings at the beginning of the period of adoption.
		January 1, 2019	We have adopted the new standard as of January 1, 2019. No material adjustment to retained earnings was required.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
This standard provides an election to reclassify the stranded tax effects resulting from the enactment of the Tax Cuts and Jobs Act of 2017, from accumulated other comprehensive income to retained earnings.
January 1, 2019
We have adopted the new standard as of January 1, 2019. Upon adoption of the standard we reclassified approximately $84 million of stranded tax effects from accumulated other comprehensive income to retained earnings.

Relevant standards that were recently issued but not yet adopted as of December 31, 2018 (continued):
Standard	Description	Date of Adoption	Effects on the financial statements or other significant matters
ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement	The standard eliminates, amends and adds disclosure requirements for fair value measurements.	January 1, 2020, early adoption permitted, including partial early adoption. Provisions that eliminate or amend disclosures can be early adopted without early adopting the new disclosure requirements.
We have elected to early adopt the provisions of the new standard that eliminate or amend disclosures as of December 31, 2018 and our disclosures were modified accordingly. The provisions of the new standard that add disclosures will be adopted upon the effective date of the standard.

ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force)

This standard addresses accounting for fees paid by a customer for implementation, set-up and other upfront costs incurred in a cloud computing arrangement that is hosted by the vendor, i.e., a service contract. The new guidance aligns treatment for capitalization of implementation costs with guidance on internal-use software.
		January 1, 2020, early adoption permitted	We are currently evaluating the impact of the new standard and the early adoption provisions.
In addition, the following presents the effect of the changes on the financial statement line items for prior periods presented:

Consolidated Statement of Condition Impact

	December 31, 2018			December 31, 2017
(Dollars in millions)	Originally Reported	Change in Accounting	Revised	Originally Reported	Change in Accounting	Revised
Assets:
Other assets	$34,434	$(30)	$34,404	$31,018	$(33)	$30,985
Total assets	244,626	(30)	244,596	238,425	(33)	238,392

Liabilities and stockholders' equity:
Accrued expenses and other liabilities	$24,209	$23	$24,232	$15,606	$14	$15,620
Retained earnings	20,606	(53)	20,553	18,856	(47)	18,809
Total liabilities and stockholders' equity	244,626	(30)	244,596	238,425	(33)	238,392

Consolidated Statement of Income Impact

(Dollars in millions, except per share amounts, or where otherwise noted)	2016 Reported	Change in Acctg	2016 Revised	2017 Reported	Change in Acctg	2017 Revised	2018 Reported	Change in Acctg	Other Adj	2018 Revised
Processing fees and other	90	84	174	247	96	343	289	102	47	438
Total fee revenue	8,116	84	8,200	8,905	96	9,001	9,305	102	47	9,454
Income tax expense (benefit)	(22)	89	67	722	117	839	400	108	—	508
Net income	$2,143	$(5)	$2,138	$2,177	$(21)	$2,156	$2,599	$(6)	$—	$2,593
Earnings per common share:
Basic	$5.03	$(0.02)	$5.01	$5.32	$(0.06)	$5.26	$6.48	$(0.02)	$—	$6.46
Diluted	4.97	(0.01)	4.96	5.24	(0.05)	5.19	6.40	(0.01)	—	6.39